Earnings per share	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings per share
Earnings per share
Basic earnings per share were up 117% to 176.6p (30 June 2022: 81.2p) driven by the improvement in operational performance and translational foreign exchange tailwinds (partly offset by higher net finance costs), whilst the prior period was impacted by higher one-off charges (mainly related to the proposed transfer of the Group's businesses in Russia and Belarus, the DOJ and OFAC investigations into suspicions of sanctions breaches and Quantum restructuring).
Before adjusting items and including the dilutive effect of employee share schemes, adjusted diluted earnings per share increased 8.5% to 181.6p (30 June 2022: 167.4p). On a constant translational foreign exchange basis, adjusted diluted earnings per share were 5.3% higher at 176.3p. For a full reconciliation of diluted earnings per share to adjusted diluted earnings per share, at constant rates, see page 55.
Earnings used in the basic, diluted and headline earnings per share calculation represent the profit attributable to the ordinary equity shareholders after deducting amounts representing the coupon on perpetual hybrid bonds on a pro-rata basis regardless of whether or not coupons have been declared and paid in the period. In 2023, this was £22 million (30 June 2022: £23 million).

	Six months ended 30 June		Year ended 31 December
	2023	2022	2022
	£m	£m	£m
Earnings attributable to owners of the parent	3,959	1,859	6,666
Coupon on perpetual hybrid bonds	(29)	(29)	(60)
Tax on coupon on perpetual hybrid bonds	7	6	11
Earnings	3,937	1,836	6,617
On 11 February 2022, the Company announced its intention to start a share buy-back programme of up to £2 billion. The programme ended in December 2022. As at 30 June 2022, the Company had repurchased 37,657,945 ordinary shares. The total number of shares repurchased during 2022 as part of the share buy-back programme was 59,541,862 ordinary shares. Total consideration for the repurchase of shares was £1.3 billion in the first half of 2022, and was recorded within retained earnings.
Basic earnings per share are based on the profit for the period attributable to ordinary shareholders and the weighted average number of ordinary shares in issue during the period (excluding treasury shares). For the calculation of the diluted earnings per share, the weighted average number of shares reflects the potential dilutive effect of employee share schemes.
Earnings per share calculations are based upon the following :

		Reported		Adjusted		Headline
		Basic	Diluted	Basic	Diluted	Basic	Diluted
Six months to 30 June 2023
– Earnings	£m	3,937	3,937	4,062	4,062	3,980	3,980
– Shares	m	2,229	2,237	2,229	2,237	2,229	2,237
– Per share	p	176.6	176.0	182.2	181.6	178.6	177.9
Six months to 30 June 2022
– Earnings	£m	1,836	1,836	3,806	3,806	2,968	2,968
– Shares	m	2,262	2,273	2,262	2,273	2,262	2,273
– Per share	p	81.2	80.8	168.3	167.4	131.2	130.6
Year ended 31 December 2022
– Earnings	£m	6,617	6,617	8,420	8,420	7,499	7,499
– Shares	m	2,256	2,267	2,256	2,267	2,256	2,267
– Per share	p	293.3	291.9	373.2	371.4	332.4	330.8
British American Tobacco p.l.c. is a public limited company which is listed on the London Stock Exchange, New York Stock Exchange and the JSE Limited in South Africa. British American Tobacco p.l.c. is incorporated in England and Wales (No. 3407696) and domiciled in the UK.
Notes to the Unaudited Interim Financial Statements
Continued
Earnings per share (continued)
Adjusted diluted earnings per share are calculated by taking the following adjustments into account (see pages 29 to 32):

	Six months ended 30 June		Year ended 31 December
	2023	2022	2022
	pence	pence	pence
Diluted earnings per share	176.0	80.8	291.9
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	3.6	5.5	9.6
Effect of Brazil excise and VAT cases	(5.3)	—	(17.1)
Effect of disposal of subsidiaries	—	—	(0.3)
Effect of planned disposal of subsidiaries	0.7	42.0	26.4
Effect of charges in respect of DOJ and OFAC investigations	3.0	—	19.9
Effect of charges in respect of Nigerian FCCPC case	—	—	3.5
Effect of restructuring and integration costs	—	12.7	28.9
Effect of other adjusting items	1.9	21.9	5.2
Effect of adjusting items in net finance costs	0.6	1.5	1.2
Effect of associates’ adjusting items	0.7	2.7	4.1
Effect of adjusting items in respect of deferred taxation	0.4	0.3	(1.9)
Adjusted diluted earnings per share	181.6	167.4	371.4
Impact of translational foreign exchange	(5.3)	—	—
Adjusted diluted earnings per share translated at 2022 exchange rates	176.3	167.4	371.4
The presentation of headline earnings per share, as an alternative measure of earnings per share, is mandated under the JSE Listing Requirements. It is calculated in accordance with Circular 1/2021 ‘Headline Earnings’ as issued by the South African Institute of Chartered Accountants.
Diluted headline earnings per share are calculated by taking the following adjustments into account:

	Six months ended 30 June		Year ended 31 December
	2023	2022	2022
	pence	pence	pence
Diluted earnings per share	176.0	80.8	291.9
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	3.0	8.8	15.5
Effect of losses on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(0.4)	(0.1)	(0.7)
Effect of impairment of subsidiaries transferred to held-for-sale (net of tax)	—	40.9	23.7
Effect of foreign exchange reclassification from reserves to the income statement	—	0.6	0.3
Issue of shares and change in shareholding of an associate	(0.7)	(0.4)	0.1
Diluted headline earnings per share	177.9	130.6	330.8

The following is a reconciliation of earnings to headline earnings, in accordance with the JSE Listing Requirements:

	Six months ended 30 June		Year ended 31 December
	2023	2022	2022
	£m	£m	£m
Earnings	3,937	1,836	6,617
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	68	199	352
Effect of losses on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(8)	(2)	(16)
Effect of impairment of subsidiaries transferred to held-for-sale (net of tax)	(1)	929	538
Effect of foreign exchange reclassification from reserves to the income statement	—	14	5
Issue of shares and change in shareholding of an associate	(16)	(8)	3
Headline earnings	3,980	2,968	7,499